Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class BV [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019		$ 837	$ 28,759,163	$ (34,574,478)	$ (5,814,478)
Balance, shares at Dec. 31, 2019		8,370,647
Net loss				(17,546,771)	(17,546,771)
Members’ contributions		$ 178	14,024,204		14,024,382
Members contributions, shares		1,781,373
Balance at Dec. 31, 2020		$ 1,015	42,783,367	(52,121,249)	(9,336,867)
Balance, shares at Dec. 31, 2020		10,152,020
Repurchase of member shares		$ (1)	(99,949)		(99,950)
Repurchase of member shares, shares		12,598
Net loss				(5,761,151)	(5,761,151)
Repurchase of member shares, shares		(12,598)
Balance at Mar. 31, 2021		$ 1,014	42,683,418	(57,882,400)	(15,197,968)
Balance, shares at Mar. 31, 2021		10,139,422
Balance at Dec. 31, 2020		$ 1,015	42,783,367	(52,121,249)	(9,336,867)
Balance, shares at Dec. 31, 2020		10,152,020
Net loss					(11,321,867)
Balance at Jun. 30, 2021		$ 1,014	42,683,418	(63,443,117)	(20,758,685)
Balance, shares at Jun. 30, 2021		10,139,422
Balance at Dec. 31, 2020		$ 1,015	42,783,367	(52,121,249)	(9,336,867)
Balance, shares at Dec. 31, 2020		10,152,020
Repurchase of member shares		$ (1)	(99,949)		(99,950)
Repurchase of member shares, shares		(12,598)
Conversion of Convertible Notes & interest payable to Class V common stock		$ 136	10,822,138		10,822,274
Conversion of Convertible Notes & interest payable to Class V common stock, shares		1,362,933
Recapitalization with Andina	$ 341		11,571,705		11,572,046
Recapitalization with Andina, shares	3,409,949
PIPE Investment	$ 561		35,062,867		35,063,428
PIPE Investment, shares	5,607,372
Tax impact of recapitalization			(67,223)		(67,223)
Pre-Funded Warrant	$ (80)		80
Pre-Funded Warrant, shares	(800,000)
Issuance of Restricted Stock Units			20,055		20,055
Issuance of Restricted Stock Units, shares	3,500
Issuance of Restricted Stock Awards	$ 41		458,217		458,258
Issuance of Restricted Stock Awards, shares	412,934
Net loss				(31,989,922)	(31,989,922)
Repurchase of member shares, shares		12,598
Balance at Dec. 31, 2021	$ 863	$ 1,150	100,551,257	(84,111,171)	16,442,099
Balance, shares at Dec. 31, 2021	8,633,755	11,502,355
Balance at Mar. 31, 2021		$ 1,014	42,683,418	(57,882,400)	(15,197,968)
Balance, shares at Mar. 31, 2021		10,139,422
Net loss				(5,560,717)	(5,560,717)
Balance at Jun. 30, 2021		$ 1,014	42,683,418	(63,443,117)	(20,758,685)
Balance, shares at Jun. 30, 2021		10,139,422
Balance at Dec. 31, 2021	$ 863	$ 1,150	100,551,257	(84,111,171)	16,442,099
Balance, shares at Dec. 31, 2021	8,633,755	11,502,355
PIPE Investment	$ 250		32,310,937		32,311,187
PIPE Investment, shares	2,496,934
Prefunded Warrant converted into Common Stock Class A	$ 144		(69)		75
Prefunded Warrants converted into Common Stock Class A, shares	1,443,557
Post closing adjustment of BCA			(238,089)		(238,089)
Issuance of Restricted Stock Awards	$ 11		36,698		36,709
Issuance of Restricted Stock Awards, shares	108,500
Net loss				(7,313,742)	(7,313,742)
Balance at Mar. 31, 2022	$ 1,268	$ 1,150	132,660,734	(91,424,913)	41,238,239
Balance, shares at Mar. 31, 2022	12,682,746	11,502,355
Balance at Dec. 31, 2021	$ 863	$ 1,150	100,551,257	(84,111,171)	16,442,099
Balance, shares at Dec. 31, 2021	8,633,755	11,502,355
Net loss					(23,668,061)
Balance at Jun. 30, 2022	$ 1,675	$ 1,150	132,902,242	(107,779,232)	25,125,835
Balance, shares at Jun. 30, 2022	16,750,794	11,502,355
Balance at Mar. 31, 2022	$ 1,268	$ 1,150	132,660,734	(91,424,913)	41,238,239
Balance, shares at Mar. 31, 2022	12,682,746	11,502,355
Prefunded Warrant converted into Common Stock Class A	$ 356		(96)		259
Prefunded Warrants converted into Common Stock Class A, shares	3,553,589
Issuance of Restricted Stock Units	$ 1		68,802		68,803
Issuance of Restricted Stock Units, shares	13,334
Issuance of Restricted Stock Awards	$ 50		172,802		172,852
Issuance of Restricted Stock Awards, shares	501,125
Net loss				(16,354,319)	(16,354,319)
Balance at Jun. 30, 2022	$ 1,675	$ 1,150	$ 132,902,242	$ (107,779,232)	$ 25,125,835
Balance, shares at Jun. 30, 2022	16,750,794	11,502,355